Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	¥ 165,590	¥ 169,601
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	165,590	169,601
Total— origination year (excluding revolving repayment card loans)	4,572,455	4,519,699
Total— financial assets measured at amortized cost	4,738,045	4,689,300
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	1,347	671
Modification of collection condition by relief of contract condition	3,528	3,415
Total—revolving repayment card loans	4,875	4,086
Total— origination year (excluding revolving repayment card loans)	104,260	102,099
Total— financial assets measured at amortized cost	¥ 109,135	¥ 106,185